Fees Summary	Nov. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 80,587,184.47
Previously Paid Amount	0.00
Total Fee Amount	11,129.09
Total Offset Amount	0.00
Net Fee	$ 11,129.09